                           [LEGACY FUNDS GROUP LOGO]

                          PROSPECTUS & PRIVACY POLICY

                         The Multi-Cap Core Equity Fund
                               The Core Bond Fund
                             The Federal Money Fund

                                    Class A
                                  Trust Class

                    [FIRST FINANCIAL CAPITAL ADVISORS LOGO]

                               Investment Advisor

                                August 28, 2006

  LEGACY FUNDS GROUP


                                          LEGACY FUNDS GROUP
                                          NOTICE OF PRIVACY POLICY & PRACTICES

Legacy Funds Group recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with Legacy Funds Group.

COLLECTION OF          We collect nonpublic personal information about our
CUSTOMER               customers from the following sources:
INFORMATION            -  Account Applications and other forms, which may
                          include a customer's name, address, social security
                          number, and information about a customer's
                          investment goals and risk tolerance;
                       -  Account History, including information about the
                          transactions and balances in a customer's accounts;
                          and
                       -  Correspondence, written, telephonic or electronic
                          between a customer and Legacy Funds Group or
                          service providers to Legacy Funds Group.
DISCLOSURE OF          We may disclose all of the information described above
CUSTOMER               to certain third parties who are not affiliated with
INFORMATION            Legacy Funds Group under one or more of these
                       circumstances:
                       -  As Authorized -- if you request or authorize the
                          disclosure of the information.
                       -  As Permitted by Law -- for example, sharing
                          information with companies who maintain or service
                          customer accounts for the Legacy Funds Group is
                          permitted and is essential for us to provide
                          shareholders with necessary or useful services with
                          respect to their accounts.
                       -  Under Marketing Agreements -- we may also share
                          information with companies that perform marketing
                          services on our behalf or to other financial
                          institutions with whom we have joint marketing
                          agreements.
SECURITY OF            We require service providers to the Legacy Funds
                       Group:
CUSTOMER               -  to maintain policies and procedures designed to
INFORMATION               assure only appropriate access to information about
                          customers of the Legacy Funds Group;
                       -  to limit the use of information about customers of
                          Legacy Funds Group to the purposes for which the
                          information was disclosed or as otherwise permitted
                          by law; and
                       -  to maintain physical, electronic and procedural
                          safeguards that comply with federal standards to
                          guard nonpublic personal information of customers
                          of the Legacy Funds Group.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of Legacy Funds Group.
------------------
(1)For purposes of this notice, the terms "customer" or "customers" includes both shareholders of Legacy Funds Group and individuals who provide nonpublic personal information to Legacy Funds Group, but do not invest in Legacy Funds Group shares.

                      This is not part of the Prospectus.

                           [LEGACY FUNDS GROUP LOGO]

                         The Multi-Cap Core Equity Fund
                               The Core Bond Fund
                             The Federal Money Fund

                                    Class A
                                  Trust Class
                                   Prospectus

                    [FIRST FINANCIAL CAPITAL ADVISORS LOGO]

                               Investment Advisor
                                August 28, 2006

                                   QUESTIONS?
                              Call 1-888-494-8510
                       or Your Investment Representative

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

         LEGACY FUNDS GROUP            TABLE OF CONTENTS

                                   RISK/RETURN SUMMARY AND FUND EXPENSES

                         [ICON]
Carefully review this important      3  Overview
section for information on each      4  THE MULTI-CAP CORE EQUITY FUND
Fund's investment objective,            Investment Objective, Principal Investment
strategies, risks, past                 Strategies, Principal Investment Risks,
performance, and fees                   Performance Information and Fees and Expenses
                                    12  THE CORE BOND FUND
                                        Investment Objective, Principal Investment
                                        Strategies, Principal Investment Risks,
                                        Performance Information and Fees and Expenses
                                    19  THE FEDERAL MONEY FUND
                                        Investment Objective, Principal Investment
                                        Strategies, Principal Investment Risks,
                                        Performance Information and Fees and Expenses
                                   FUND MANAGEMENT

                         [ICON]
Review this section for details     25  Investment Advisor and Sub-Advisor
on the people and organizations     26  Principal Portfolio Managers
who oversee the Funds               26  Co-Administrator and Distributor
                                    26  Co-Administrator
                                   SHAREHOLDER INFORMATION

                         [ICON]
Review this section for details     27  Pricing of Fund Shares
on how shares are valued, how       29  Purchasing and Adding to Your Shares
to purchase, sell and exchange      32  Selling Your Shares
shares, related fees, and           35  General Policies on Selling Shares
payments of dividends and           37  Market Timing Policy
distributions                       38  Distribution Arrangements/Sales Charges
                                    41  Exchanging Your Shares
                                    42  Dividends, Distributions and Taxes

                                   FINANCIAL HIGHLIGHTS

                         [ICON]
Review this section for             43  Financial Highlights
information on the Funds'
financial results
                                   BACK COVER

                         [ICON]
Where to learn more about the
Funds

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

   OVERVIEW

   This Prospectus describes the following funds offered by Legacy Funds Group (the "Funds" or the "Trust"):



     THE MULTI-CAP CORE EQUITY FUND
     THE CORE BOND FUND
     THE FEDERAL MONEY FUND

   On the following pages, you will find important information about each Fund, including:

     - investment objective
     - principal investment strategies
     - principal investment risks
     - past performance
     - fees and expenses associated with the Fund

   The Funds are managed by First Financial Capital Advisors LLC (the "Advisor"). Munder Capital Management (the "Sub-Advisor") serves as sub-advisor for the Federal Money Fund.

   Each Fund currently offers two classes of shares -- Trust Class and Class A. Trust Class Shares are offered only to certain trust or institutional clients of the Advisor, First Financial Bank or affiliates of First Financial Bancorp, the Advisor's parent, as well as to clients of approved broker/dealers investing through qualified wrap accounts. Class A Shares are offered to the public.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

                                THE MULTI-CAP CORE EQUITY FUND

    INVESTMENT OBJECTIVE         The Fund seeks a high level of total
                                 return, consisting of capital
                                 appreciation and income. This objective
                                 is non-fundamental and may be changed by
                                 the Board of Trustees without shareholder
                                 approval.

    PRINCIPAL                    The Fund normally invests at least 80% of
    INVESTMENT STRATEGIES        its net assets, plus any borrowings for
                                 investment purposes, in equity securities
                                 of companies of all market
                                 capitalizations. Equity securities in
                                 which the Fund may invest include common
                                 stocks, investment grade convertible
                                 securities and preferred stocks of both
                                 domestic and foreign issuers. The Fund
                                 may also purchase dividend-paying stocks
                                 of particular issuers when the issuer's
                                 dividend record may, in the Advisor's
                                 opinion, have a favorable influence on
                                 the securities' market value. Although
                                 the Fund does not limit its investments
                                 to a particular size of company, it
                                 focuses on mid to large capitalization
                                 companies. The Advisor considers the
                                 minimum market capitalization of
                                 mid-capitalization companies to be $1.5
                                 billion and the minimum market
                                 capitalization of large capitalization
                                 companies to be $7.5 billion at the time
                                 of purchase by the Fund.

                                 In selecting securities, the Advisor will pursue an investment blend of value and growth stocks.

                                    Value stocks typically represent
                                    companies that the Advisor believes to
                                    be undervalued relative to assets,
                                    earnings, growth potential or cash
                                    flows. Investment decisions are based
                                    upon fundamental research and
                                    internally developed valuation
                                    systems.

                                    Growth stocks typically represent
                                    financially secure companies with
                                    established operating histories that
                                    are proven leaders in their industry
                                    or market sector. These companies

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

                                    may demonstrate characteristics such
                                    as participation in expanding markets,
                                    increasing unit sales volume, growth
                                    in revenues and earnings per share.
                                    These shares sell at higher prices but
                                    are relatively attractive.

                                 The Fund is not limited by a fixed
                                 allocation of assets to either value or
                                 growth stocks and, depending upon the
                                 economic environment and judgment of the Advisor, may emphasize either value or growth stocks to the exclusion of the other.
                                 The Advisor primarily uses a fundamental
                                 "bottom-up" approach in selecting
                                 securities for investment. This means
                                 that the Advisor looks primarily at
                                 individual issuers against the context of broader market factors. Some sector investments are influenced by macroeconomic, financial and commodity price factors, while other selections incorporate quality of management appraisals. The Advisor incorporates corporate earnings and stock price changes in timing buy and sell decisions.
                                 Under normal market conditions, up to 20% of the Fund's net assets may be invested in money market instruments described below or held in cash. The Fund may also invest in exchange-traded funds which are designed to provide investment results corresponding to an equity index.
                                 Investing in exchange-traded funds, which are investment companies, may involve duplication of advisory fees and certain other expenses.
                                 During temporary defensive periods as
                                 determined by the Advisor, the Fund may
                                 hold up to 100% of its total assets in
                                 money market instruments, such as U.S.
                                 government securities, short-term
                                 corporate debt obligations, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements.
                                 However, to the extent the Fund is so
                                 invested, it may not achieve its
                                 investment objective during that time.
                                 The Fund's annual portfolio turnover rate is expected to be lower than 100%.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

    PRINCIPAL                    Investing in the Fund involves risks
    INVESTMENT RISKS             common to any investment in securities.
                                 By itself, the Fund does not constitute a
                                 balanced investment program.

                                 An investment in the Fund is not a bank
                                 deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                 Corporation (the "FDIC") or any other
                                 government agency.

                                 The Fund will invest principally in
                                 equity securities, which do not provide
                                 the same protection of capital or
                                 assurance of income as fixed income
                                 securities. There is no guarantee that
                                 the Fund will meet its objective. When
                                 you sell your shares in the Fund, they
                                 may be worth more or less than you paid
                                 for them. It is possible to lose money by investing in the Fund.

                                 MARKET RISK. The possibility exists that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                                 The value of an investment in the Fund
                                 may fluctuate in response to these
                                 movements. By investing in a mix of
                                 growth and value stocks, the Fund assumes the risks of both.

                                 SELECTION RISK.  The particular stocks
                                 that are selected for the Fund may
                                 underperform the market or other funds
                                 with similar objectives.

                                 CAPITALIZATION RISK. Capitalization risk is the risk associated with stocks of smaller companies that intrinsically carry higher risks than those of larger companies. Smaller companies may trade infrequently or in lower volumes, making it difficult for the Fund to sell these securities at the desired price. Smaller companies may be more sensitive to changes in the economy overall.
                                 Historically, small company stocks have
                                 been more volatile than those of larger
                                 companies.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

                                 FOREIGN INVESTMENT RISK.  Overseas
                                 investing carries potential risks not
                                 associated with domestic investments.
                                 Such risks include, but are not limited
                                 to: (1) currency exchange rate
                                 fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.
                                 A further discussion of permissible
                                 investments for the Fund can be found in the Statement of Additional Information
                                 ("SAI").

    WHO MAY WANT TO INVEST?      Consider investing in The Multi-Cap Core
                                 Equity Fund if you:

                                 - are looking to add a growth component
                                   to your portfolio
                                 - are seeking a long-term goal such as
                                   retirement
                                 - are willing to accept the risks of
                                   investing in the stock markets

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]

   PERFORMANCE INFORMATION

   The bar chart and tables shown illustrate the risks of investing in the Fund. Before the Fund commenced operations on May 13, 2002, substantially all of the assets of a predecessor common trust fund (the "CTF") that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the Fund were transferred to the Fund. The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. The first table compares the average annual total returns of the Fund's Trust Class and Class A Shares over time to those of the S&P 500 Index, an unmanaged index that generally reflects the performance of the U.S. stock market as a whole. Please note that the performance figures for the Fund's shares in the bar chart and the first table do not reflect the impact of applicable taxes and represent the performance of the CTF through May 12, 2002, adjusted to reflect the Fund's estimated fees and expenses before waivers and/or reimbursements, and the performance of the Fund's shares thereafter. The CTF was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore, was not subject to certain investment restrictions that might have adversely affected performance. The second table compares the average annual total returns of the Fund's Trust Class and Class A Shares to those of the S&P 500 Index for various periods since the date the Fund commenced operations as an investment company registered under the 1940 Act. These performance figures for the Fund's Trust Class Shares are shown before and after taxes. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

   After-tax performance is shown only for the Fund's Trust Class Shares. After-tax performance of the Fund's Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. In some instances, "Return Figures for After-Tax Distributions and Sale of Fund Shares" may be greater than the Fund's other figures because the investor is assumed to be able to use the capital loss from the sale of the Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]



   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST CLASS SHARES (*) Bar Chart in %

1996                                                                             18.34
1997                                                                             36.22
1998                                                                             18.14
1999                                                                              4.98
2000                                                                              1.52
2001                                                                             -4.46
2002                                                                            -22.48
2003                                                                             24.80
2004                                                                              8.14
2005                                                                              0.66

   The year-to-date total return of the Fund's Trust Class Shares as of 6/30/06 was 1.04%.

Best Quarter:          4Q 1998       18.90%
Worst Quarter:         3Q 2002      -17.57%

   (*) Reflects performance of the predecessor CTF through May 12, 2002.

   The returns for Class A Shares will differ from the returns for Trust Class Shares shown in the bar chart because of differences in fees and expenses of each Class.
   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

                                                                        SINCE
                                                                      INCEPTION
      THE MULTI-CAP CORE EQUITY FUND  1 YEAR   5 YEARS   10 YEARS   (MAY 1, 1965)
      Trust Class Shares               0.66%    0.11%     7.40%         7.87%
      ---------------------------------------------------------------------------
      Class A Shares (with load)      -2.69%   -0.74%     6.82%         7.51%
      ---------------------------------------------------------------------------
      S&P 500 Index (2)                4.91%    0.54%     9.07%        10.26%

   (1) Reflects performance of the predecessor CTF through May 12, 2002.

   (2) The S&P 500 Index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the S&P 500 Index.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                           SINCE INCEPTION
      THE MULTI-CAP CORE EQUITY FUND              1 YEAR   (MAY 12, 2002)
      Trust Class Shares Returns Before Taxes      0.66%        3.49%
      --------------------------------------------------------------------
      Trust Class Shares Returns After Taxes on   -1.03%        2.87%
       Distributions
      --------------------------------------------------------------------
      Trust Class Shares Returns After Taxes on    2.69%        2.92%
       Distributions and Sale of Fund Shares
      --------------------------------------------------------------------
      Class A Shares (with load) Returns Before   -2.69%        2.02%
       Taxes
      --------------------------------------------------------------------
      S&P 500 Index (1)                            4.91%        6.62%

   (1) The S&P 500 Index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the S&P 500 Index.



   FEES AND EXPENSES



   This table
   describes the fees
   and expenses that
   you may pay if you
   buy and hold Shares
   of the Fund.

                            SHAREHOLDER FEES
                            (FEES PAID DIRECTLY FROM    CLASS A   TRUST CLASS
                            YOUR INVESTMENT)            SHARES     SHARES

                            Maximum sales charge
                            (load) imposed on
                            purchases (as a % of
                            offering price)              3.00%        None

                            ANNUAL FUND OPERATING
                            EXPENSES (EXPENSES THAT
                            ARE DEDUCTED FROM FUND      CLASS A   TRUST CLASS
                            ASSETS)                     SHARES     SHARES

                            Investment advisory fees     0.92%       0.92%
                            Distribution (12b-1) fees    0.25%        None
                            Other expenses               0.29%       0.29%
                            Total annual fund
                            operating expenses           1.46%       1.21%
                            Fee waiver(1)               -0.21%      -0.21%
                            Net annual fund operating
                            expenses(1)                  1.25%       1.00%

   (1) The Advisor has contractually agreed to waive its fees and assume expenses of the Fund to the extent necessary, through at least August 28, 2007, so that Fund expenses do not exceed 1.00% (excluding distribution (12b-1) fees). Shareholders will be notified if the Advisor continues to limit Fund expenses after that date. For the fiscal year ended April 30, 2006, the Advisor assumed certain Fund expenses pursuant to an undertaking, reducing net annual fund operating expenses to 1.25% and 1.00% for Class A Shares and Trust Class Shares, respectively.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes:

     - $10,000 investment

     - 5% annual return

     - no changes in the Fund's operating expenses, except that only the first year period reflects the current expense limitation

     - reinvestment of dividends and distributions

   The figures shown would be the same whether you sold your shares at the end of a period or kept them. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                            CLASS A   TRUST CLASS
                                                            SHARES      SHARES
                                     ONE YEAR AFTER
                                       PURCHASE             $  424      $  102
                                     THREE YEARS AFTER
                                       PURCHASE             $  728      $  363
                                     FIVE YEARS AFTER
                                       PURCHASE             $1,054      $  645
                                     TEN YEARS AFTER
                                       PURCHASE             $1,976      $1,447

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

                                THE CORE BOND FUND

    INVESTMENT OBJECTIVE         The Fund seeks as high a level of current
                                 income as is consistent with preservation
                                 of capital. This objective is
                                 non-fundamental and may be changed by the
                                 Board of Trustees without shareholder
                                 approval.

    PRINCIPAL                    The Fund normally invests 80% of its net
    INVESTMENT STRATEGIES        assets, plus any borrowings for
                                 investment purposes, in bonds. The Fund
                                 invests primarily in investment grade or
                                 comparable quality bonds, which are debt
                                 obligations issued by U.S. corporations
                                 or by the U.S. government, its agencies
                                 or instrumentalities.

                                 Investment grade debt obligations are
                                 securities rated, at the time of
                                 purchase, by a nationally recognized
                                 rating agency in one of the four highest rating categories or unrated securities determined by the Advisor to be of comparable quality. The Fund may sell a security if it falls below the minimum credit quality required for purchase, but it is not required to do so.

                                 In managing the portfolio, the Advisor
                                 will employ an analysis of economic
                                 trends, particularly interest rate
                                 movements, yield spreads, inflation
                                 trends and corporate profit outlook. The
                                 Advisor diversifies the Fund's holdings
                                 among the sectors it considers favorable and reallocates assets in response to actual and expected market and economic changes.

                                 The Fund will normally have a dollar
                                 weighted average effective portfolio
                                 maturity of 3 to 10 years. Under normal
                                 market conditions, the Fund will have a
                                 duration of between 2.5 and 4.5 years,
                                 but could be higher or lower. Duration is a measure of how much the price of a bond would change compared to a change in market interest rates. Bonds with longer durations have higher risk and volatility.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]

                                 The Fund may also invest, under normal
                                 market conditions, up to 20% of its net
                                 assets in Yankee bonds, other
                                 dollar-denominated foreign securities or money market instruments.

                                 During temporary defensive periods as
                                 determined by the Advisor, the Fund may
                                 hold up to 100% of its total assets in
                                 money market instruments, such as U.S.
                                 government securities, short-term
                                 corporate debt obligations, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements.
                                 However, to the extent the Fund is so
                                 invested, it may not achieve its
                                 investment objective during that time.
                                 Uninvested cash reserves may not earn
                                 income.

                                 The Fund's annual portfolio turnover rate is expected to be lower than 100%.

    PRINCIPAL INVESTMENT         Investing in the Fund involves risks
    RISKS                        common to any investment in securities.
                                 By itself, the Fund does not constitute a
                                 balanced investment program.

                                 An investment in the Fund is not a bank
                                 deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                 The Fund will invest primarily in bonds
                                 and other fixed income securities, which present a lesser potential for capital appreciation than equity securities.
                                 There is no guarantee that the Fund will meet its objective. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                 INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate.
                                 Generally, as interest rates rise, the
                                 value of the Fund's bond investments, and of its shares, will decline. In general, the shorter the effective maturity of a bond, the lower the risk of price fluctuation and the lower the return.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

                          CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases the lower the credit rating of an instrument or its issuer. Although the Fund will acquire bonds that carry investment grade credit ratings, obligations rated in the lowest investment grade rating category are considered to have speculative characteristics.



                          If an issuer of fixed income securities
                          defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.



                          MARKET RISK. The market in general has ups and downs, which may affect the performance of any individual fixed income security. The Fund's overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate and liquidity conditions of such sectors.



                          SELECTION RISK. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.



                          FOREIGN INVESTMENT RISK.  To the extent the
                          Fund invests in dollar-denominated foreign securities, it will be subject to risks generally associated with such foreign investments, such as political and financial instability, less liquidity and greater volatility, and lack of uniform accounting, auditing and financial reporting standards.



                          A further discussion of permissible investments for the Fund can be found in the SAI.




   WHO MAY WANT TO        Consider investing in The Core Bond Fund if
   INVEST?                you:



                          - are looking to add a monthly income component
                            to your portfolio



                          - are willing to accept some risks of price and
                            dividend fluctuations

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]

   PERFORMANCE INFORMATION

   The bar chart and tables shown illustrate the risks of investing in the Fund. Before the Fund commenced operations on May 13, 2002, substantially all of the assets of a predecessor CTF that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the Fund were transferred to the Fund. The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. The first table compares the average annual total returns of the Fund's Trust Class and Class A Shares over time to those of the Merrill Lynch Government/Corporate 1-10 Year Index, an unmanaged index that is generally representative of short-to-intermediate U.S. government bonds and investment-grade corporate bonds. Please note that the performance figures for the Fund's shares in the bar chart and the first table do not reflect the impact of applicable taxes and represent the performance of the CTF through May 12, 2002, adjusted to reflect the Fund's estimated fees and expenses before waivers and/or reimbursements, and the performance of the Fund's shares thereafter. The CTF was not registered under the 1940 Act and therefore, was not subject to certain investment restrictions that might have adversely affected performance. The second table compares the average annual total returns of the Fund's Trust Class and Class A Shares to those of the Merrill Lynch Government/Corporate 1-10 Year Index for various periods since the date the Fund commenced operations as an investment company registered under the 1940 Act. These performance figures for the Fund's Trust Class Shares are shown before and after taxes. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

   After-tax performance is shown only for the Fund's Trust Class Shares. After-tax performance of the Fund's Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]



   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST CLASS SHARES (*) Bar Chart in %

1996                                                                             2.77
1997                                                                             6.59
1998                                                                             7.70
1999                                                                            -0.70
2000                                                                             9.45
2001                                                                             7.01
2002                                                                             7.53
2003                                                                             1.95
2004                                                                             2.30
2005                                                                             1.05

   The year-to-date total return of the Fund's Trust Class Shares as of 6/30/06 was -0.50%.

Best Quarter:          3Q 2001         4.82%
Worst Quarter:         2Q 2004        -2.68%

   (*) Reflects performance of the predecessor CTF through May 12, 2002.

   The returns for Class A Shares will differ from the returns for Trust Class Shares shown in the bar chart because of differences in fees and expenses of each Class.

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)


      THE CORE BOND FUND                      1 YEAR   5 YEARS   10 YEARS
      Trust Class Shares                       1.05%    3.94%     4.52%
      -------------------------------------------------------------------
      Class A Shares (with load)              -1.68%    3.15%     4.01%
      -------------------------------------------------------------------
      Merrill Lynch Government/Corporate       1.62%    5.43%     5.78%
        1-10 Year Index(2)


   (1) Reflects performance of the predecessor CTF through May 12, 2002.

   (2) The Merrill Lynch Government/Corporate 1-10 Year Index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the Index.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                               SINCE
                                                             INCEPTION
      THE CORE BOND FUND                          1 YEAR   (MAY 12, 2002)
      Trust Class Shares Returns Before Taxes      1.05%       3.27%
      -------------------------------------------------------------------
      Trust Class Shares Returns After Taxes on   -0.35%       1.70%
       Distributions
      -------------------------------------------------------------------
      Trust Class Shares Returns After Taxes on    0.69%       1.87%
       Distributions and Sale of Fund Shares
      -------------------------------------------------------------------
      Class A Shares (with load) Returns Before   -1.68%       2.32%
       Taxes
      -------------------------------------------------------------------
      Merrill Lynch Government/Corporate 1-10      1.62%       4.58%
       Year Index(1)

   (1) The Merrill Lynch Government/Corporate 1-10 Year Index is an unmanaged index and investors may not invest directly in the Index.




   FEES AND EXPENSES



   This table
   describes the fees
   and expenses that
   you may pay if you
   buy and hold Shares
   of the Fund.

                            SHAREHOLDER FEES
                            (FEES PAID DIRECTLY FROM    CLASS A   TRUST CLASS
                            YOUR INVESTMENT)            SHARES     SHARES

                            Maximum sales charge
                            (load) imposed on
                            purchases (as a % of
                            offering price)              2.50%        None
                            ANNUAL FUND OPERATING
                            EXPENSES (EXPENSES THAT
                            ARE DEDUCTED FROM FUND      CLASS A   TRUST CLASS
                            ASSETS)                     SHARES     SHARES
                            Investment advisory fees     0.70%       0.70%
                            Distribution (12b-1) fees    0.25%        None
                            Other expenses               0.30%       0.30%
                            Total annual fund
                            operating expenses           1.25%       1.00%
                            Fee waiver(1)               -0.22%      -0.22%
                            Net annual fund operating
                            expenses(1)                  1.03%       0.78%

   (1) The Advisor has contractually agreed to waive its fees and assume expenses of the Fund to the extent necessary, through at least August 28, 2007, so that Fund expenses do not exceed 0.78% (excluding distribution (12b-1) fees). Shareholders will be notified if the Advisor continues to limit Fund expenses after that date.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

   EXAMPLE
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes:

     - $10,000 investment

     - 5% annual return

     - no changes in the Fund's operating expenses, except that only the first year period reflects the current expense limitation

     - reinvestment of dividends and distributions

   The figures shown would be the same whether you sold your shares at the end of a period or kept them. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                            CLASS A   TRUST CLASS
                                                            SHARES      SHARES
                                     ONE YEAR AFTER
                                       PURCHASE             $  352      $   80
                                     THREE YEARS AFTER
                                       PURCHASE             $  615      $  297
                                     FIVE YEARS AFTER
                                       PURCHASE             $  899      $  531
                                     TEN YEARS AFTER
                                       PURCHASE             $1,705      $1,205

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

                                THE FEDERAL MONEY FUND

    INVESTMENT OBJECTIVE         The Fund seeks as high a level of current
                                 income as is consistent with preservation
                                 of capital and maintenance of liquidity.
                                 This objective is non-fundamental and may
                                 be changed by the Board of Trustees
                                 without shareholder approval.

    PRINCIPAL                    The Fund invests in money market
    INVESTMENT STRATEGIES        obligations issued or guaranteed as to
                                 principal or interest by the U.S.
                                 government, its agencies or
                                 instrumentalities ("U.S. Government
                                 Securities"), the interest from which is
                                 generally exempt from state income
                                 taxation. You should consult your tax
                                 advisor to determine whether
                                 distributions from the Fund derived from
                                 interest on such obligations are exempt
                                 from state income taxation in your own
                                 state. The Fund may also enter into
                                 repurchase agreements fully
                                 collateralized by U.S. Government
                                 Securities. The Fund's investments may
                                 include variable and floating rate
                                 securities. Money market obligations are
                                 securities whose individual maturity is
                                 397 days or less. Under extraordinary
                                 circumstances, the Fund may hold cash or
                                 cash equivalents or U.S. Government
                                 Securities subject to state taxation.

                                 When selecting securities for the Fund's portfolio, the Sub-Advisor first considers safety of principal and the quality of an investment. The Sub-Advisor then focuses on generating a high level of income. The Sub-Advisor generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the
                                 Fund's interest rate sensitivity target
                                 and which the Sub-Advisor believes to be the best relative values.

                                 As a money market fund, the Fund
                                 maintains an average weighted portfolio
                                 maturity of 90 days or less and limits
                                 the maturity of each security in its
                                 portfolio to 397 days or less.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]



    PRINCIPAL INVESTMENT         Investing in the Fund involves risks
    RISKS                        common to any investment in securities.
                                 By itself, the Fund does not constitute a
                                 balanced investment program.

                                 An investment in the Fund is not a bank
                                 deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                 The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. There is no guarantee that the Fund will meet its objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                 SELECTION RISK.  Like all investment
                                 funds, the Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market price for such securities are not guaranteed and will fluctuate.
                                 Certain U.S. Government Securities are
                                 backed by the right of the issuer to
                                 borrow from the U.S. Treasury, or are
                                 supported only by the credit of the
                                 issuer or instrumentality, including
                                 securities issued by the Federal National
                                 Mortgage Association ("Fannie Mae"),
                                 Federal Home Loan Mortgage Association
                                 ("Freddie Mac") and Government National
                                 Mortgage Association ("Ginnie Mae").
                                 While the U.S. government provides
                                 financial support to U.S.
                                 government-sponsored agencies or
                                 instrumentalities, no assurance can be
                                 given that it will always do so.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

                                 INTEREST RATE RISK. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments in debt securities. Typically, when interest rates rise, the value of most debt instruments goes down.
                                 When interest rates fall, the Fund's
                                 yield may decline as the short-term
                                 securities in the Fund's portfolio mature and the proceeds are reinvested in securities at the lower rate.



                                 INCOME RISK.  Income risk is the chance
                                 that falling interest rates will cause
                                 the Fund's income to decline. Income risk is generally higher for short-term debt instruments.



                                 A further discussion of permissible
                                 investments for the Fund can be found in the SAI.




    WHO MAY WANT TO INVEST?      Consider investing in The Federal Money
                                 Fund if you:
                                 - have a low risk tolerance
                                 - are seeking preservation of capital
                                 - are investing short-term reserves
                                 - are willing to accept lower potential
                                   returns in exchange for a higher degree
                                   of safety

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]

   PERFORMANCE INFORMATION

   The bar chart on this page shows you how the performance of the Fund's Trust Class Shares has varied from year to year. The table shows the Fund's average annual total returns over time since its inception. This information gives some indication of the risks of an investment in the Fund.

   Both the bar chart and the table assume reinvestment of dividends and reflect contractual and voluntary fee reductions. Without such fee reductions, the Fund's performance would have been lower.

   Of course, past performance does not indicate how the Fund will perform in the future.

   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST CLASS SHARES
   Bar Chart in %

2003                                                                             0.70
2004                                                                             0.89
2005                                                                             2.71

   The year-to-date total return of the Fund's Trust Class Shares as of 6/30/06 was 2.06%.

Best Quarter:          4Q 2005        0.87%
Worst Quarter:         1Q 2004        0.14%

   The returns for Class A Shares will differ from the returns for Trust Class Shares shown in the bar chart because of differences in fees and expenses of each Class.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                              SINCE
                                                            INCEPTION
      THE FEDERAL MONEY FUND                    1 YEAR    (MAY 13, 2002)
      Trust Class Shares                        2.71%         1.39%
      ------------------------------------------------------------------
      Class A Shares                            2.45%         1.14%

   As of April 30, 2006, the seven-day current and effective yields for the Class A Shares of the Fund were 3.96% and 4.04% respectively, and for the Trust Class Shares were 4.21% and 4.30% respectively. For current yield information you may call toll-free (888) 494-8510.

   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                            SHAREHOLDER FEES
                            (FEES PAID DIRECTLY FROM    CLASS A   TRUST CLASS
                            YOUR INVESTMENT)            SHARES     SHARES




                            Maximum sales charge
                            (load) imposed on
                            purchases (as a % of
                            offering price)               None        None

                            ANNUAL FUND OPERATING
                            EXPENSES (EXPENSES THAT
                            ARE DEDUCTED FROM FUND      CLASS A   TRUST CLASS
                            ASSETS)                     SHARES     SHARES

                            Investment advisory fees     0.20%       0.20%



                            Distribution (12b-1) fees    0.25%        None



                            Other expenses(1)            0.31%       0.31%



                            Total annual fund
                            operating expenses           0.76%       0.51%

                            Fee waiver(1)               -0.03%      -0.03%



                            Net annual fund operating
                            expenses(1)                  0.73%       0.48%

   (1) The Advisor has contractually agreed to waive its fees and assume expenses of the Fund to the extent necessary, through at least August 28, 2007, so that Fund expenses do not exceed 0.48% (excluding distribution (12b-1) fees). Shareholders will be notified if the Advisor continues to limit Fund expenses after that date.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                        [ICON]

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes:

     - $10,000 investment

     - 5% annual return

     - no changes in the Fund's operating expenses, except that only the first year period reflects the current expense limitation

     - reinvestment of dividends and distributions

   The figures shown above would be the same whether you sold your shares at the end of a period or kept them. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                            CLASS A   TRUST CLASS
                                                             SHARES     SHARES
                                     ONE YEAR AFTER
                                       PURCHASE              $ 75        $ 49
                                     THREE YEARS AFTER
                                       PURCHASE              $240        $161
                                     FIVE YEARS AFTER
                                       PURCHASE              $419        $282
                                     TEN YEARS AFTER
                                       PURCHASE              $939        $638

  FUND MANAGEMENT

               [ICON]

   INVESTMENT ADVISOR AND SUB-ADVISOR

   First Financial Capital Advisors LLC (the "Advisor"), a wholly owned subsidiary of First Financial Bancorp, located at 300 High Street, Hamilton, Ohio 45012, serves as investment advisor to the Funds. The Advisor manages the investment of the assets of each Fund and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected at its discretion. The Advisor was established using investment personnel of First Financial Bank (the "Bank").

   The Bank is also a wholly owned subsidiary of First Financial Bancorp and as of June 30, 2006 has assets in excess of $2.2 billion under management. It was founded in 1863 and is the 12th oldest national bank in the United States. It has been managing trust monies for over 40 years. Shares of the Funds are not guaranteed by the Bank nor are they insured by the FDIC.

   Munder Capital Management (the "Sub-Advisor"), 480 Pierce Street, Birmingham, Michigan 48009, is the investment sub-advisor for The Federal Money Fund. The Sub-Advisor supervises and directs the investments of The Federal Money Fund, places orders for the Fund's purchases and sales of securities, and maintains records relating to such purchases and sales. As of June 30, 2006, the Sub-Advisor had approximately $41.0 billion in assets under management, of which $10.0 billion were invested in money market or other short-term instruments.

   In return for these advisory services for the Funds' last fiscal year, each Fund paid the Advisor an annual investment advisory fee of:

                                                    AS A PERCENTAGE
                                                   OF AVERAGE DAILY
                                                      NET ASSETS*
                                            ------------------------------
     The Multi-Cap Core Equity Fund                      0.71%
                                            ------------------------------
     The Core Bond Fund                                  0.48%
                                            ------------------------------
     The Federal Money Fund                              0.17%**
    -----------------------------------------------------------------------

    * The fees shown are inclusive of fee waivers.
   ** The investment advisory fee for The Federal Money Fund includes sub-advisory fees paid to the Sub-Advisor.

   A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement with the Advisor and the sub-investment advisory agreement with the Sub-Advisor is included in the Trust's annual report for the fiscal year ended April 30, 2006.

  FUND MANAGEMENT

               [ICON]

   PRINCIPAL PORTFOLIO MANAGERS

   Dennis C. Dietz has been the Principal Portfolio Manager responsible for the day-to-day management of The Multi-Cap Core Equity Fund and The Core Bond Fund since the Funds' inception. Mr. Dietz has served as an officer of the Bank since 1979 and a First Vice President since 1999. The SAI provides additional information about Mr. Dietz's compensation, other accounts managed by Mr. Dietz, and Mr. Dietz's ownership of Fund shares.

   Cheryl Z. Germeroth is the Principal Portfolio Manager responsible for the day-to-day management of The Federal Money Fund. Ms. Germeroth is also responsible for the management and trading of other short-term fixed income portfolios, including mutual fund and cash management accounts managed by the Sub-Advisor. She joined the Sub-Advisor in 1995 and has been with Comerica Bank (which merged with the Sub-Advisor) since 1976.



   CO-ADMINISTRATOR AND DISTRIBUTOR

   BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, provides certain administrative services to the Funds pursuant to a co-administration agreement with the Trust, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent (the "Transfer Agent") and dividend paying agent of the Funds. BISYS Fund Services Limited Partnership ("BISYS LP" or the "Distributor"), an affiliate of BISYS located at 100 Summer Street, Suite 1500, Boston, MA 02210, acts as the Funds' distributor.



   CO-ADMINISTRATOR

   First Financial Capital Advisors LLC also provides certain administrative services to the Funds pursuant to a co-administration agreement with the Trust for which it receives an annual fee at the rate of 0.05% of each Fund's average daily net assets.



   DISCLOSURE OF PORTFOLIO HOLDINGS

   The Funds may provide information regarding portfolio holdings to service providers. A description of the policies and procedures with respect to the disclosure of portfolio security holdings is available in the Funds' SAI.

  SHAREHOLDER INFORMATION

                      [ICON]

   PRICING OF FUND SHARES

   --------------------------
   HOW NAV IS CALCULATED
   A Fund's per share Net
   Asset Value ("NAV") for
   each class of shares is
   calculated by adding the
   total value of the Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by
   the number of outstanding
   shares of the Fund
   attributable to such
   class:
             NAV =
   Total Assets - Liabilities
   --------------------------
     Number of Class Shares
          Outstanding

   --------------------------

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated (plus any applicable sales charge) after your order, completed application and full payment have been received in proper form by the Fund or its Transfer Agent. The Fund considers orders to be in "proper form" when all required documents are properly completed, signed and received.



THE FEDERAL MONEY FUND

The Federal Money Fund's NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV generally is determined at 12:00 noon Eastern time on days the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Cleveland (the "FRBC") are open for regular business (a "business day"). The NYSE and the FRBC are closed on weekends, national holidays and Good Friday. In addition, The Federal Money Fund reserves the right to consider a business day any other day on which regular trading in money market instruments is taking place. The Federal Money Fund values its securities at their amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

If you properly place a purchase order to buy shares of The Federal Money Fund, it must be received by 12:00 noon Eastern time in order to receive the NAV calculated at that time. If your order is received after 12:00 noon Eastern time, you will receive the NAV calculated on the next business day.

  SHAREHOLDER INFORMATION

                      [ICON]

    PRICING OF FUND SHARES
    CONTINUED

    THE MULTI-CAP CORE EQUITY FUND AND THE CORE BOND FUND
    The per share NAV for The Multi-Cap Core Equity Fund and The Core Bond Fund generally is determined and each Fund's shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time, on days both the NYSE and the FRBC are open. The NYSE and the FRBC are closed on weekends, national holidays and Good Friday. Foreign securities held by The Multi-Cap Core Equity Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors will not be able to purchase or redeem Fund shares.

    If you properly place a purchase order to buy shares of The Multi-Cap Core Equity Fund or The Core Bond Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated after market close or 4:00 p.m. on that business day. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next business day.

    The Multi-Cap Core Equity and Core Bond Funds' securities, other than short-term debt obligations, are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. If valuations for investments (received from a pricing service or otherwise) are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its
    NAV), the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. The Board of Trustees will periodically evaluate the adequacy of the fair value procedures. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost, unless the Board determines that such method does not represent fair value.

  SHAREHOLDER INFORMATION

                      [ICON]

    PURCHASING AND ADDING TO YOUR SHARES

    You may purchase Trust and/or Class A Shares of the Funds through financial intermediaries who have executed agreements with the Distributor. These intermediaries may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

    The minimum initial investment amount for Class A Shares is $1,000. The subsequent minimum purchase amount for Class A Shares is $50. The minimum initial investment amount for Trust Class Shares is $1,500. There is currently no minimum requirement for subsequent purchases of Trust Class Shares. Trust Class Shares are available only to certain trust or institutional clients of the Advisor, the Bank or affiliates of First Financial Bancorp, as well as to clients of approved broker/dealers investing through a qualified wrap account.

    All purchases must be in U.S. dollars. A fee of up to $50 will be charged for any checks that do not clear. Third-party checks are not accepted.

    A Fund may waive its minimum purchase requirement and the Trust may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

  SHAREHOLDER INFORMATION

                      [ICON]

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
   If purchasing through your investment representative, simply tell your investment representative that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

   BY MAIL

         BY REGULAR MAIL                      BY EXPRESS MAIL
         Legacy Funds Group                   Legacy Funds Group
         P.O. Box 182037                      c/o BISYS Fund Services
         Columbus, OH 43218-2037              3435 Stelzer Road
                                              Columbus, OH 43219

   For Initial Investment:

   1. Carefully read and complete the account application (the "Account Application"). Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "Legacy Funds Group" and include the name and share class of the appropriate Fund(s) on the check.

   3. Mail or deliver application and payment to the address listed above.

   For Subsequent Investment:

   1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

      - Fund name

      - Share class

      - Amount invested

      - Account name and account number

   2. Make check, bank draft or money order payable to "Legacy Funds Group" and include your account number on the check.

   3. Mail or deliver investment slip or instructions and payment to the address above.

  SHAREHOLDER INFORMATION

                      [ICON]



   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   ELECTRONIC PURCHASES
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank in order for you to purchase Fund shares electronically. Your bank or broker may charge for this service.

   Complete the electronic purchase option on your Account Application or call 1-888-494-8510. Your account can generally be set up for electronic purchases within 15 business days.

   Call 1-888-494-8510 to arrange a transfer from your bank account.

   BY WIRE TRANSFER
   Call 1-888-494-8510 to obtain a new account number and instructions for sending your Account Application and for instructing your bank to wire transfer your investment.
   Note: Your bank may charge a wire transfer fee.
   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   AUTOMATIC INVESTMENT PROGRAM
   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50. A minimum account balance of $1,000 must be maintained to be eligible to make automatic investments in the Funds.
   To invest regularly from your bank account:

    - Complete the Automatic Investment Plan portion on your Account Application Make sure you note:

    - Your bank name, address and account number
    - The amount you wish to invest automatically (minimum $50)
    - How often you want to invest (every month or 4 times a year)
    - Attach a voided personal check

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

  SHAREHOLDER INFORMATION

                      [ICON]

   SELLING YOUR SHARES
   You may sell your shares
   at any time. Your price
   will be the next NAV
   after your sell order is
   received in proper form
   by the Fund, the
   Transfer Agent or other
   authorized entity.
   Normally you will
   receive your proceeds
   within a week after your
   request is received. See
   section on "General
   Policies on Selling
   Shares" below.

   INSTRUCTIONS FOR SELLING YOUR SHARES

   If selling your shares through your investment representative, ask him or her for redemption procedures. Your investment representative may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE

   (Unless you have declined telephone sales privileges on your Account Application.)

     Call 1-888-494-8510 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)


     Please be advised that certain redemption requests must be submitted in writing. For a list of these transactions, please refer to "General Policies on Selling Shares - Redemptions in Writing Required" on page 35.


WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares and may result in a taxable event.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]



   INSTRUCTIONS FOR SELLING YOUR SHARES
   CONTINUED
   BY MAIL

   See "General Policies on Selling Shares -- Redemptions in Writing Required" on page 35.


   1. Call 1-888-494-8510 to request redemption forms or write:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: Legacy Funds Group, P.O. Box 182037, Columbus, OH 43218-2037



   BY OVERNIGHT SERVICE


   See "General Policies on Selling Shares -- Redemptions in Writing Required" on page 35.


   1. See "By Mail" instruction 1 above

   2. Send to Legacy Funds Group, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.



   BY WIRE TRANSFER

   You must indicate this option on your Account Application.

   Call 1-888-494-8510 to request a wire transfer. For The Multi-Cap Core Equity Fund and The Core Bond Fund, if you call by 4:00 p.m. Eastern time on a business day, your payment will normally be wired to your bank on the next business day. For The Federal Money Fund, if you call by 12:00 noon Eastern time on a business day, your payment will normally be wired to your bank on the same business day. Note: Your financial institution may also charge a separate fee.

                                   QUESTIONS?

                              Call 1-888-494-8510

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                       [ICON]

   INSTRUCTIONS FOR SELLING YOUR SHARES
   CONTINUED

   ELECTRONIC REDEMPTIONS
   Your bank must participate in the ACH and must be a U.S. bank in order for you to redeem Fund shares electronically.

   Call 1-888-494-8510 to request an electronic redemption. If you call by 4:00 p.m. Eastern Standard time (12:00 noon Eastern Standard time for The Federal Money Fund), the NAV of your shares will normally be determined on the same business day. If you call after 4:00 p.m. Eastern time (12:00 noon Eastern time for The Federal Money Fund), the NAV of your shares will be determined on the next business day. Under normal circumstances, the proceeds should be credited within 7 days. Your bank may charge for this service.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:

     - Call 1-888-494-8510 or check the appropriate box on the Account Application. Please include a voided personal check.

     - Your account must have a value of $10,000 or more to start withdrawals.

   REDEMPTION BY CHECK WRITING -- THE FEDERAL MONEY FUND

   You may write checks in amounts of $250 or more on your account in The Federal Money Fund as long as you maintain a minimum account balance of $1,000. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Federal Money Fund account by writing a check.

  SHAREHOLDER INFORMATION

                      [ICON]

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a medallion signature guarantee, which include each of the following:
      - Redemptions over $100,000
      - Your account registration or the name(s) in your account has changed within the last 10 days
      - The check is not being mailed to the address on your account
      - The check is not being made payable to the owner of the account
      - The redemption proceeds are being transferred to another Fund account with a different registration.

   A medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program), but not from a notary public. Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection, and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days from your purchase date). You can avoid this delay by purchasing shares with a federal funds wire.

  SHAREHOLDER INFORMATION

                      [ICON]

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   DELAY OR SUSPENSION OF REDEMPTION REQUEST
   Payment for shares may be delayed or suspended under extraordinary circumstances as permitted by the Securities and Exchange Commission (the "SEC") in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail. Further payment for shares may be delayed when the NYSE and FRBC are closed or when trading on the NYSE or FRBC is restricted. Under applicable anti-money laundering and other federal regulations, redemptions may be suspended, restricted or canceled and the proceeds may be withheld.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, a redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   In order to protect shareholders from undue costs, if your account falls (not as a result of market action) below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV. Please be advised this may result in a taxable event.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account.

  SHAREHOLDER INFORMATION

                      [ICON]

   MARKET TIMING POLICY

   The Funds are not designed for market timing strategies. IF YOU ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUNDS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Fund additional tax liability. The Funds therefore discourage frequent purchases and exchanges ("trading") by shareholders and they do not knowingly tolerate nor make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control.




   Shareholders are restricted from making more than two "round trips" within one month provided that there are no more than 10 round trips within two continuous calendar quarters. A round trip is defined as a purchase into the Multi-Cap Core Equity Fund or the Core Bond Fund followed by a redemption out of the same Fund and includes exchange purchases and exchange redemptions. All shares transacted will be treated on a "last in, first out" basis. If shareholders exceed either round trip restriction, either the shareholder or the intermediary will be notified that further purchases of any Fund have been suspended for a full calendar quarter period. Following the end of the calendar quarter, the shareholder may place purchase or exchange requests by written request only with respect to the applicable Funds. The Transfer Agent is not obligated to provide the shareholder or the intermediary an earlier warning notice of exceeding an internal threshold and approaching the last permitted trade. A shareholder who has exceeded the round trip policy for applicable Fund accounts shall be placed on a watch list for candidates for permanent revocation of telephonic purchase or exchange privileges with respect to other accounts held by the shareholder in Funds whose accounts were not the cause for the suspension.

   The round trip policy does not apply to the Funds' Automated Investment Program purchases and Systematic Withdrawal Plan redemptions. In addition, the round trip policy may be modified at the Funds' discretion for retirement plans to conform to plan exchange features and applicable law and regulation (for example, hardship withdrawals, rollovers, Roth IRA conversions, etc.) and for automated or pre-established exchange, asset allocation or dollar cost averaging programs. The Funds' round trip policy applies uniformly to all investors,

  SHAREHOLDER INFORMATION

                      [ICON]

   notwithstanding exceptions previously noted. However, some financial intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party trading platforms/clearinghouses, maintain omnibus accounts in which they aggregate orders of multiple investors and forward these aggregated orders to the Funds. Because an omnibus account has aggregated trades which may involve transactions from other fund families having differing market timing policies, the Funds are limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts.

   WHILE THE FUNDS WILL WORK WITH INTERMEDIARIES TO ENFORCE THE ROUND TRIP POLICY OR ANOTHER FREQUENT TRADING POLICY (OF THE INTERMEDIARY), THERE IS NO GUARANTEE THAT ALL INSTANCES OF FREQUENT TRADING IN FUND SHARES, WHETHER OR NOT TRANSACTED THROUGH AN INTERMEDIARY, WILL BE PREVENTED OR THAT THE TRANSFER AGENT'S CONTROLS AND PROCEDURES WILL BE SUCCESSFUL TO IDENTIFY OR ANTICIPATE ANY PERSON, GROUP OR ACCOUNT ENGAGING IN ABUSIVE TRADING ACTIVITY OR TO CURTAIL THAT ACTIVITY. If the Funds detect a suspected market timing transaction or pattern of abusive trading, even if the above round trip limitations have not been reached, the Funds reserve the right, to (i) restrict or prohibit further purchases or exchanges and suspend or terminate telephonic redemption privileges at any time without prior notice and/or (ii) provide 60 day notice in requesting that the shareholder redeem all shares and close the account(s). NEITHER THE FUNDS, THE DISTRIBUTOR, THE ADVISOR NOR THE TRANSFER AGENT WILL BE HELD LIABLE FOR ANY LOSS RESULTING FROM (I) A REJECTED PURCHASE OR EXCHANGE ORDER OR (II) DELAY IN SUBMITTING A REDEMPTION ORDER DUE TO A REVOKED TELEPHONE PRIVILEGE.
   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   Class A Shares of all Funds are subject to an annual distribution and shareholder servicing fee of 0.25% of the Fund's average daily net assets pursuant to a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Funds' 12b-1 fees compensate the Funds' Distributor and other dealers and investment representatives for expenses relating to the sale and distribution of the Funds' shares and servicing shareholder accounts. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment in these Funds and may cost you more than paying other types of sales charges.

   Class A Shares of The Multi-Cap Equity Fund and The Core Bond Fund are subject to a maximum front-end sales charge of 3.00% and 2.50%, respectively. The Federal Money Fund is not subject to a front-end sales charge. (See below for description of calculation of sales charges.)

  SHAREHOLDER INFORMATION

                      [ICON]



   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGES
   Class A Shares of The Multi-Cap Core Equity Fund and The Core Bond Fund are sold at their public offering price. This price includes the front-end sales charges described above. Therefore, part of the money you invest in The Multi-Cap Core Equity Fund or The Core Bond Fund will be used to pay the sales charge. The remainder is invested in the respective Fund's Class A Shares. The sales charges decrease with larger purchases. There is no sales charge on reinvested dividends and distributions. The Trust will reallow the entire sales charge to selected broker/dealers for all sales with respect to which orders are placed.

   SALES CHARGES -- THE MULTI-CAP CORE EQUITY FUND

                                                     SALES CHARGE   SALES CHARGE
                                                      AS A % OF      AS A % OF
                                                         YOUR         OFFERING
       YOUR INVESTMENT                                INVESTMENT       PRICE
       ---------------                               ------------   ------------
        Up to $74,999                                    3.09%          3.00%
        $75,000 up to $199,999                           2.83%          2.75%
        $200,000 up to $499,999                          2.56%          2.50%
        $500,000 up to $999,999                          2.04%          2.00%
        $1,000,000 and above                             0.00%          0.00%

   SALES CHARGES -- THE CORE BOND FUND

                                                     SALES CHARGE   SALES CHARGE
                                                      AS A % OF      AS A % OF
                                                         YOUR         OFFERING
       YOUR INVESTMENT                                INVESTMENT       PRICE
       ---------------                               ------------   ------------
        Up to $74,999                                    2.56%          2.50%
        $75,000 up to $199,999                           2.30%          2.25%
        $200,000 up to $499,999                          2.04%          2.00%
        $500,000 up to $999,999                          1.78%          1.75%
        $1,000,000 and above                             0.00%          0.00%

  SHAREHOLDER INFORMATION

                      [ICON]

   CLASS A SHARES SALES CHARGE WAIVERS. The following classes of investors may purchase Class A Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Trust):



     - Officers, trustees, directors and advisory board members of the Trust and employees and retired employees of First Financial Bancorp and its affiliates, the Distributor and its affiliates and employees of the Advisor (and spouses, children and parents of each of the foregoing);

     - Investors for whom First Financial Bancorp and its affiliate banks with trust powers and correspondent banks or other financial institutions act in a fiduciary, advisory, custodial, agency, or similar capacity; and

     - Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares or "wrap" type programs.

   In addition, the Trust may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Trust must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Trust may also periodically waive the sales charge for all investors with respect to a Fund.

   The above information on sales charges is not available on a Fund website, as the Funds do not currently maintain a website.

  SHAREHOLDER INFORMATION

                      [ICON]

   EXCHANGING YOUR SHARES
   You can exchange your shares in one Fund for shares of the same class of another Fund of the Trust at NAV (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.
   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES
   Exchanges may be made by sending a written request to Legacy Funds Group, P.O. Box 182037, Columbus, OH 43218-2037, or by calling 1-888-494-8510.
   Please provide the following information:

   - Your name and telephone number

   - The exact name on your account and account number

   - Taxpayer identification number (usually your Social Security number)

   - Dollar value or number of shares to be exchanged

   - The name of the Fund from which the exchange is to be made

   - The name of the Fund into which the exchange is being made


   See "Selling Your Shares" on page 32 for important information about telephone transactions.



   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days' notice to shareholders.

                                   QUESTIONS?

                              Call 1-888-494-8510

  SHAREHOLDER INFORMATION

                      [ICON]

   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on The Multi-Cap Core Equity Fund are declared and paid quarterly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds typically are distributed annually, but may be distributed more frequently. All dividends and distributions will be automatically reinvested unless you request otherwise.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Taxes on capital gains distributions paid by the Funds will vary with the length of time the Fund has held the security, not how long you have invested in the Fund.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may be subject to special withholding requirements.

   There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

  FINANCIAL HIGHLIGHTS

                   [ICON]

   The Financial Highlights Table is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP whose report, for the period ended April 30, 2006, along with the Funds' financial statements, are included in the annual report, which is available upon request.

  FINANCIAL HIGHLIGHTS

                   [ICON]

                                             CHANGE IN NET ASSETS RESULTING
                                                    FROM OPERATIONS:
                                          -------------------------------------                  LESS DIVIDENDS FROM:
                                                                   NET REALIZED   CHANGE IN    ------------------------
                                                                       AND        NET ASSET                     NET
                                          NET ASSET                 UNREALIZED      VALUE                    REALIZED
                                           VALUE,        NET          GAINS       RESULTING       NET          GAINS
                                          BEGINNING   INVESTMENT   (LOSSES) ON       FROM      INVESTMENT   (LOSSES) ON
                                          OF PERIOD     INCOME      INVESTMENT    OPERATIONS     INCOME     INVESTMENTS
         CLASS A
         THE MULTI-CAP CORE EQUITY FUND
          Year Ended April 30, 2006        $10.54       $ 0.03        $ 1.12        $ 1.15      $ (0.03)      $(1.19)
          Year Ended April 30, 2005         10.34         0.03          0.28          0.31        (0.03)       (0.08)
          Year Ended April 30, 2004          8.40           --(d)       1.94          1.94           --           --
          Period Ended April 30, 2003(e)    10.00         0.01         (1.60)        (1.59)       (0.01)          --
         --------------------------------------------------------------------------------------------------------------
         THE CORE BOND FUND
          Year Ended April 30, 2006          9.79         0.32         (0.32)           --        (0.36)          --
          Year Ended April 30, 2005          9.94         0.34         (0.09)         0.25        (0.40)          --
          Year Ended April 30, 2004         10.32         0.44         (0.41)         0.03        (0.41)          --
          Period Ended April 30, 2003(e)    10.00         0.42          0.34          0.76        (0.44)          --
         --------------------------------------------------------------------------------------------------------------
         THE FEDERAL MONEY FUND
          Year Ended April 30, 2006        $1.000        0.031            --(d)      0.031       (0.031)          --
          Year Ended April 30, 2005         1.000        0.011            --         0.011       (0.011)          --
          Year Ended April 30, 2004         1.000        0.004            --(d)      0.004       (0.004)          --
          Period Ended April 30, 2003(e)    1.000        0.008            --(d)      0.008       (0.008)          --
         --------------------------------------------------------------------------------------------------------------
         TRUST CLASS
         THE MULTI-CAP CORE EQUITY FUND
          Year Ended April 30, 2006        $10.54       $ 0.06        $ 1.12        $ 1.18      $ (0.06)      $(1.19)
          Year Ended April 30, 2005         10.34         0.05          0.28          0.33        (0.05)       (0.08)
          Year Ended April 30, 2004          8.40         0.02          1.94          1.96        (0.02)          --
          Period Ended April 30, 2003(e)    10.00         0.03         (1.60)        (1.57)       (0.03)          --
         --------------------------------------------------------------------------------------------------------------
         THE CORE BOND FUND
          Year Ended April 30, 2006          9.78         0.34(h)      (0.32)(h)      0.02        (0.38)          --
          Year Ended April 30, 2005          9.94         0.36         (0.10)         0.26        (0.42)          --
          Year Ended April 30, 2004         10.32         0.40         (0.34)         0.06        (0.44)          --
          Period Ended April 30, 2003(e)    10.00         0.44          0.34          0.78        (0.46)          --
         --------------------------------------------------------------------------------------------------------------
         THE FEDERAL MONEY FUND
          Year Ended April 30, 2006         1.000        0.033            --(d)      0.033       (0.033)          --
          Year Ended April 30, 2005         1.000        0.014            --         0.014       (0.014)          --
          Year Ended April 30, 2004         1.000        0.006            --(d)      0.006       (0.006)          --
          Period Ended April 30, 2003(e)    1.000        0.011            --(d)      0.011       (0.011)          --
         --------------------------------------------------------------------------------------------------------------

         (a)  Total Return excludes sales charge on Class A.
         (b) During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
         (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
         (d)  Less than 0.005 per share.
         (e) For the period May 13, 2002 (commencement of operations) through April 30, 2003.
         (f)  Not annualized.
         (g)  Annualized.
         (h)  Calculated based on average shares outstanding.

                                                           RATIOS/SUPPLEMENTAL DATA:
                                           ----------------------------------------------------------
                                                      RATIO OF    RATIO OF    RATIO OF
                       NET                   NET      EXPENSES      NET       EXPENSES
         TOTAL        ASSET                ASSETS,       TO      INVESTMENT      TO
       DIVIDENDS     VALUE,                 END OF    AVERAGE    INCOME TO     AVERAGE
          AND        END OF      TOTAL      PERIOD      NET       AVERAGE        NET       PORTFOLIO
     DISTRIBUTIONS   PERIOD    RETURN(A)   (000'S)     ASSETS    NET ASSETS   ASSETS(B)   TURNOVER(C)
        $ (1.22)     $10.47      11.60%    $  8,784     1.25%       0.34%       1.46%        27.84%
          (0.11)      10.54       2.98%    $  9,609     1.25%       0.25%       1.53%        20.23%
             --       10.34      23.14%    $  9,214     1.24%      (0.08)%      1.51%        29.84%
          (0.01)       8.40     (15.87)%(f) $    759    1.24%(g)    0.28%(g)    1.54%(g)     13.46%
-----------------------------------------------------------------------------------------------------
          (0.36)       9.43      (0.02)%   $  3,901     1.03%       3.32%       1.25%        28.09%
          (0.40)       9.79       2.51%    $  3,986     1.03%       3.47%       1.31%        20.40%
          (0.41)       9.94       0.30%    $  4,055     1.02%       3.52%       1.35%        43.06%
          (0.44)      10.32       7.69%(f) $    431     1.02%(g)    4.12%(g)    1.32%(g)     14.76%
-----------------------------------------------------------------------------------------------------
         (0.031)      1.000       3.10%    $     18     0.73%       3.06%       0.76%          N/A
         (0.011)      1.000       1.11%    $     18     0.73%       1.12%       0.82%          N/A
         (0.004)      1.000       0.37%    $     17     0.72%       0.40%       0.82%          N/A
         (0.008)      1.000       0.81%(f) $     71     0.72%(g)    0.72%(g)    0.83%(g)       N/A
-----------------------------------------------------------------------------------------------------
        $ (1.25)     $10.47      11.90%    $322,462     1.00%       0.59%       1.21%        27.84%
          (0.13)      10.54       3.23%    $365,935     1.00%       0.51%       1.28%        20.23%
          (0.02)      10.34      23.38%    $379,674     0.99%       0.21%       1.26%        29.84%
          (0.03)       8.40     (15.70)%(f) $262,475    0.99%(g)    0.41%(g)    1.28%(g)     13.46%
-----------------------------------------------------------------------------------------------------
          (0.38)       9.42       0.23%    $153,213     0.78%       3.57%       1.00%        28.09%
          (0.42)       9.78       2.66%    $212,854     0.78%       3.73%       1.06%        20.40%
          (0.44)       9.94       0.55%    $236,293     0.77%       3.79%       1.05%        43.06%
          (0.46)      10.32       7.95%(f) $207,789     0.77%(g)    4.43%(g)    1.06%(g)     14.76%
-----------------------------------------------------------------------------------------------------
         (0.033)      1.000       3.36%    $ 63,941     0.47%       3.33%       0.51%          N/A
         (0.014)      1.000       1.36%    $ 65,709     0.48%       1.35%       0.56%          N/A
         (0.006)      1.000       0.62%    $ 74,005     0.47%       0.62%       0.57%          N/A
         (0.011)      1.000       1.06%(f) $ 89,302     0.47%(g)    1.10%(g)    0.57%(g)       N/A
-----------------------------------------------------------------------------------------------------

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORT:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including each Fund's operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the SAI, Annual Report or Semi-Annual Reports, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                      LEGACY FUNDS GROUP
                      3435 STELZER ROAD
                      COLUMBUS, OHIO 43219
                      TELEPHONE: 1-888-494-8510

The Funds' SAI, Annual Report and Semi-Annual Report are not available on a Fund website, as the Funds do not currently maintain a website.

You can review the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-551-8090, or by e-mail to publicinfo@sec.gov.

- Free from the Commission's Website at http://www.sec.gov.

LFG-0002-06

Investment Company Act file no. 811-10569.